COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Operating Lease Commitments
	RMB	US$

2015	3,443	555
2016	1,376	222
2017	1,376	222
2018	1,376	222
2019 and thereafter	1,376	222

	8,947	1,443

Schedule of Future Sponsorship Commitments
	RMB	US$

2015	3,400	548

	3,400	548